Statements of Cash Flows (unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		111 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (12,840)	$ (5,091)	$ (194,697)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	357	2,816	23,509
Change in fair value of warrant liability	(367)	(14,123)	(16,865)
Charge related to lease liability	130	995	1,835
Loss on disposition of property and equipment	0	0	119
Impairment of property and equipment	0	0	7,371
Amortization of net discount on short-term investments	0	0	(149)
Noncash interest expense	409	132	2,957
Noncash rent (income) expense	6	(22)	223
Stock-based compensation expense	428	688	5,607
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(41)	(810)	(1,669)
Accounts payable	428	(146)	1,298
Accrued expenses and other	(1,909)	(1,611)	854
Net cash used in operating activities	(13,399)	(17,172)	(169,607)
Cash flows from investing activities:
Purchases of short-term investments	0	(13,083)	(324,508)
Sales and redemption of short-term investments	6,066	2,000	324,657
Cash paid for property and equipment	(22)	(81)	(31,696)
Proceeds from the sale of property and equipment	0	0	11
Net cash (used in) provided by investing activities	6,044	(11,164)	(31,536)
Cash flows from financing activities:
Proceeds from sales of redeemable convertible preferred stock and warrants, net	0	0	139,960
Proceeds from sales of common stock and warrants, net	6	29,027	54,923
Repurchase of restricted stock	0	0	(94)
Proceeds from long-term debt, net of issuance costs	945	4,908	40,462
Payments on long-term debt	(1,466)	(8,308)	(32,734)
Net cash provided by (used in) financing activities	(515)	25,627	202,517
Net increase (decrease) in cash and cash equivalents	(7,870)	(2,709)	1,374
Cash and cash equivalents, beginning of period	9,244	11,972	0
Cash and cash equivalents, end of period	$ 1,374	$ 9,263	$ 1,374